Basic and Diluted Net income / (loss) Per Share (Schedule of Basic and Diluted Net income / (loss) Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income/(loss) from continuing operations		$ (2,370)	$ 28,269	$ 22,951
Net loss from discontinued operations		(12,096)	(18,407)	(12,572)
Net income/(loss)		(14,466)	9,862	10,379
Less: Net (loss) attributable to the non-controlling interest		(1,299)	(950)	(283)
Net income/(loss) attributable to Xunlei Limited		$ (13,167)	10,812	$ 10,662
Deemed dividend to certain shareholders from repurchase of shares			(14,926)
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering			(49,346)
Deemed dividend to preferred shareholders upon IPO			$ (32,807)
Allocation of net income to participating preferred shareholders				$ (4,094)
Net income/(loss) attributable to Xunlei Limited's common shareholders		$ (13,167)	$ (105,366)	2,268
Numerator of basic net income/(loss) per share from continuing operations		(1,071)	(86,959)	14,840
Numerator of basic net loss per share from discontinued operations		$ (12,096)	$ (18,407)	(12,572)
Dilutive effect of warrant				(1,531)
Numerator for diluted income/(loss) per share from continuing operations		$ (1,071)	$ (86,959)	13,309
Numerator for diluted loss per share from discontinued operations		$ (12,096)	$ (18,407)	$ (12,572)
Denominator:
Denominator for basic net income/(loss) per share-weighted average shares outstanding		335,987,595	194,711,227	61,447,372
Dilutive effect of warrants				2,218,935
Dilutive effect of share options and restricted shares				12,399,591
Denominator for diluted net income/(loss) per share		335,987,595	194,711,227	76,065,898
Basic net income/(loss) per share from continuing operations		$ 0.00	$ (0.45)	$ 0.24
Basic net loss per share from discontinued operations		(0.04)	(0.09)	(0.20)
Diluted net income/(loss) per share from continuing operations		0.00	(0.45)	0.18
Diluted net loss per share from discontinued operations		$ (0.04)	$ (0.09)	$ (0.17)
Series D Preferred Stock [Member]
Numerator:
Accretion to convertible redeemable preferred shares redemption value			$ (1,870)	$ (4,300)
Contingent beneficial conversion feature	$ 0
Deemed dividend to preferred shareholders			(279)
Series C To One Series C [Member]
Numerator:
Contingent beneficial conversion feature			(57)
Series E Preferred Shares [Member]
Numerator:
Accretion to convertible redeemable preferred shares redemption value			(12,754)
Amortization of beneficial conversion feature			(4,139)
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering			$ (49,346)